Rule 497(j)
File No. 333-13593
File No. 811-7853


April 7, 1998


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re:   Kalmar Pooled Investment Trust
      CIK No. 0001023132


Ladies and Gentlemen:

On behalf of Kalmar Pooled Investment Trust (the "Trust") and pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A as filed electronically on April 2, 1998.

All questions and comments regarding this filing should be addressed to the undersigned at PFPC Inc., 103 Bellevue Parkway, Wilmington, Delaware 19809, phone number: (302)791-1536.

Sincerely,


/s/Molly Graham
Molly Graham
Assistant Secretary